Annual Operating Expenses {- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Utilities Fund	Sep. 29, 2020
Fidelity Advisor Utilities Fund-Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual operating expenses	1.06%
Fidelity Advisor Utilities Fund-Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.30%
Total annual operating expenses	1.33%
Fidelity Advisor Utilities Fund-Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual operating expenses	1.81%
Fidelity Advisor Utilities Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.79%
Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.65%